Note 10 - Non-interest Income and Non-interest Expense - Non-interest Income and Non-interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Service charges on deposits	$ 7,382,000	$ 6,137,000	$ 5,659,000
Brokerage income	6,929,000	6,368,000	4,837,000
Debit and credit card interchange income, net	8,416,000	7,783,000	5,842,000
Other fees and commissions	1,653,000	1,446,000	1,404,000
BOLI and annuity earnings	1,346,000	1,109,000	959,000
Gain (loss) on sale of securities, net	(1,620,000)	28,000	882,000
Fees and gains on sales of mortgage loans	2,973,000	9,997,000	9,560,000
Mortgage servicing income	111,000	0	0
Gain (loss) on sale of other real estate, net	(0)	(15,000)	658,000
Gain (loss) on sale of fixed assets, net	291,000	(43,000)	(63,000)
Gain (loss) on sale of other assets, net	8,000	6,000	(4,000)
Other income (loss)	(69,000)	34,000	61,000
Noninterest Income, Total	27,420,000	32,850,000	29,795,000
Employee salaries and benefits	56,707,000	52,722,000	45,661,000
Equity-based compensation	1,864,000	1,428,000	1,180,000
Occupancy expenses	5,563,000	5,473,000	5,216,000
Furniture and equipment expenses	3,389,000	3,323,000	3,267,000
Data processing expenses	7,727,000	6,079,000	5,101,000
Advertising expenses	3,455,000	2,736,000	2,487,000
Accounting, legal & consulting expenses	1,019,000	988,000	909,000
FDIC insurance	1,527,000	1,130,000	598,000
Directors’ fees	650,000	686,000	634,000
Other operating expenses	11,208,000	10,927,000	11,426,000
Noninterest Expense, Total	$ 93,109,000	$ 85,492,000	$ 76,479,000